Debt Obligations - Warrants - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			0 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 23, 2014	Mar. 31, 2015	Aug. 15, 2014	Mar. 31, 2010
Class Of Warrant Or Right [Line Items]
Conversion of convertible preferred stock warrants to common stock		$ 82
Fair value warrant issued		56
Debt instrument amortization period		3 years
Convertible preferred stock warrant liability		0	684	296		0
Loss (gain) on change in value of convertible preferred stock warrant liability	281	(168)	388	154
Series A-1 Convertible
Class Of Warrant Or Right [Line Items]
Conversion of preferred stock warrants to common stock							69,895
Series A-1 Convertible | Additional Paid-in Capital
Class Of Warrant Or Right [Line Items]
Conversion of convertible preferred stock warrants to common stock					$ 516
Monte Carlo Simulation | Series A-1 Convertible
Class Of Warrant Or Right [Line Items]
Number of preferred stock purchased by warrants								77,161
Shares purchased by issuance of warrant, price per share								$ 0.8748